SHORT-TERM BORROWINGS AND BANK LINES OF CREDIT	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS AND BANK LINES OF CREDIT
12. SHORT-TERM BORROWINGS AND BANK LINES OF CREDIT
The disclosures in this note apply to both Registrants, unless indicated otherwise.
FirstEnergy had $325 million and $550 million of outstanding short-term borrowings as of December 31, 2025 and 2024, respectively.
JCP&L had $93 million and $22 million of outstanding short-term borrowings as of December 31, 2025 and 2024, respectively.
On October 27, 2025, FE, the Electric Companies, Transmission Companies and FET, each entered into an amended credit facility to, among other things: (i) remove the
10
basis point credit spread adjustment from the interest rate calculation; (ii) permit a one-week interest period for any Term Benchmark Advance (as defined under each of the Amended Credit Facilities) based upon daily simple SOFR; and (iii) extend the maturity date of each credit facility for an additional
one-year
period (a) from October 20, 2028 to October 20, 2029 for the KATCo credit facility, (b) from October 20, 2029 to October 20, 2030 for the FET credit facility and (c) from October 18, 2028 to October 18, 2029 for the remaining Amended Credit Facilities.
As of December 31, 2025, available liquidity under the Credit Facilities totaled approximately $5.6 billion. JCP&L’s available liquidity under its credit facility as of December 31, 2025 was $750 million.
Borrowings under each of the Amended Credit Facilities may be used for working capital and other general corporate purposes. Generally, borrowings under each of the credit facilities are available to each borrower separately and mature on the earlier of 364 days from the date of borrowing or the commitment termination date, as the same may be extended. Each of the Amended Credit Facilities contain financial covenants requiring each borrower, with the exception of FE, to maintain a consolidated debt-to-total-capitalization
ratio (as defined under each of the Amended Credit Facilities) of no more than 65%, and 75% for FET, measured at the end of each fiscal quarter. FE is required under its credit facility to maintain a consolidated interest coverage ratio of not less than
2.50
times, measured at the end of each fiscal quarter for the last four fiscal quarters.
Subject to each borrower’s sublimit, certain amounts are available for the issuance of LOCs (subject to borrowings drawn under the Amended Credit Facilities) expiring up to one year from the date of issuance. The stated amount of outstanding LOCs will count against total commitments available under each of the Amended Credit Facilities and against the applicable borrower’s borrowing sublimit. As of December 31, 2025, FirstEnergy had $185 million in outstanding LOCs, $52 million of which are issued under the Amended Credit Facilities.
Each
 of the Amended Credit Facilities do not contain provisions that restrict the ability to borrow or accelerate payment of outstanding advances in the event of any change in credit ratings of the borrowers. Pricing is defined in “pricing grids,” whereby the cost of funds borrowed under the Amended Credit Facilities are related to the credit ratings of the company borrowing the funds. Additionally, borrowings under each of the credit facilities are subject to the usual and customary provisions for acceleration upon the occurrence of events of default, including a cross-default for other indebtedness in excess of
$
100
 million.
As of December 31, 2025, FE was in compliance with its applicable consolidated interest coverage ratio and the Electric Companies, the Transmission Companies, and FET were each in compliance with their debt-to-total-capitalization
ratio covenants under each of their Amended Credit Facilities.
FirstEnergy Money Pools
FirstEnergy’s regulated operating subsidiary companies also have the ability to borrow from each other and FE to meet their short-term working capital requirements. Effective September 23, 2024, AGC and KATCo became participants in the regulated companies’ money pool. Similar but separate arrangements exist among FirstEnergy’s unregulated companies with AE Supply, FE, FET, FEV and certain other unregulated subsidiaries. As of June 1, 2024, FET no longer participates in the unregulated money pool. FESC administers these money pools and tracks surplus funds of FE and the respective regulated and unregulated subsidiaries, as the case may be, as well as proceeds available from bank borrowings. Companies receiving a loan under the money pool agreements must repay the principal amount of the loan, together with accrued interest, within 364 days of borrowing the funds. The rate of interest is the same for each company receiving a loan from their respective pool and is b ase
d on the average cost of funds available through the pool.

Average Interest Rates	Regulated Companies’ Money Pool		Unregulated Companies’ Money Pool
	2025	2024	2025	2024
For the Years Ended December 31,	4.51%	5.74%	4.89%	6.44%

Weighted Average Interest
R
ates
FirstEnergy
- The annual weighted average interest rates on short-term borrowings through the years ended December 31, 2025 and 2024 were 5.72% and 7.10%, respectively.
JCP&L
- The annual weighted average interest rates on short-term borrowings through the years ended December 31, 2025 and 2024 were 7.58% and 6.76%, respectively.